GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Other Liabilities, Noncurrent		$ 18,042		$ 22,038
Accumulated debt to tax authorities	€ 21,565	$ 23,188	€ 24,886	$ 27,347